Cash and Cash Equivalents - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	$ 3,843	$ 20
Cash flows	7,425	(226)
Accumulated interest	700	154
Transaction costs	(1,117)
Additions	99	4,161
Exchange rate adjustment	(551)	(266)
Balance end of year	10,399	3,843
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	2,520	20
Cash flows	(305)	(226)
Accumulated interest	176	123
Additions	15	2,731
Exchange rate adjustment	(151)	(128)
Balance end of year	2,255	2,520
Borrowings,
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	1,170
Cash flows	7,730
Accumulated interest	524	31
Transaction costs	(1,117)
Additions	84	1,269
Exchange rate adjustment	(391)	(130)
Balance end of year	8,000	1,170
Provision
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	153
Cash flows
Additions		161
Exchange rate adjustment	(9)	(8)
Balance end of year	$ 144	$ 153